Note 2 – Summary of Significant Accounting Policies (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cardio Diagnostics Member During Reverse Merger [Member]
Advertising Expense	$ 65,573	$ 65,099
Cash Equivalents, at Carrying Value	0		$ 0
Cash, FDIC Insured Amount	$ 250,000
Cardio Diagnostics [Member]
Advertising Expense			103,318	$ 5,476
Cash Equivalents, at Carrying Value			0	$ 0
Cash, FDIC Insured Amount			$ 250,000